Trading portfolio	12 Months Ended
Dec. 31, 2022
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio
Accounting for trading portfolio assets and liabilities
In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2022	2021	2022	2021
	£m	£m	£m	£m
Debt securities and other eligible bills	55,475	50,864	(39,531)	(34,957)
Equity securities	65,031	83,113	(33,393)	(19,212)
Traded loans	13,198	12,525	—	—
Commodities	109	533	—	—
Trading portfolio assets/(liabilities)	133,813	147,035	(72,924)	(54,169)